Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies
Schedule of change in accounting policy related to cash flows

	Year ended December 31, 2019
	As previously reported	Adjustments	As restated
Net cash provided by operating activities	317,423	190,002	507,425
Net cash used in investing activities	(442,978)	—	(442,978)
Net cash provided by/(used in) financing activities	50,066	(190,002)	(139,936)
Effects of exchange rate changes on cash and cash equivalents	(3,358)	—	(3,358)
Decrease in cash and cash equivalents	(78,847)	—	(78,847)

	Year ended December 31, 2020
	As previously reported	Adjustments	As restated
Net cash provided by operating activities	288,951	170,531	459,482
Net cash used in investing activities	(729,569)	—	(729,569)
Net cash provided by financing activities	545,954	(170,531)	375,423
Effects of exchange rate changes on cash and cash equivalents	(1,814)	—	(1,814)
Increase in cash and cash equivalents	103,522	—	103,522

Schedule of expected useful lives

Vessel
LNG vessel component	35 years
Dry-docking component	5 years
Intermediate survey component	the period until the next dry-docking (i.e. 1-3 years)
Furniture, computer, software and other office equipment	3-5 years
Leasehold improvements	12 years (or remaining term of the lease)